Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 932,069	$ 833,841
Trade and other receivables (note 3)	551,367	412,000
Inventories (note 4)	459,556	308,696
Prepaid expenses	35,963	33,746
Other assets (note 7)	9,842	6,634
Current assets	1,988,797	1,594,917
Non-current assets:
Property, plant and equipment (note 5)	3,686,149	3,677,056
Investment in associate (note 6)	217,319	194,025
Deferred income tax assets (note 16)	98,169	137,524
Other assets (note 7)	99,186	92,529
Non-current assets	4,100,823	4,101,134
Assets	6,089,620	5,696,051
Current liabilities:
Trade, other payables and accrued liabilities	835,951	600,953
Current maturities on long-term debt (note 8)	11,775	39,771
Current maturities on lease obligations (note 9)	98,301	97,516
Current maturities on other long-term liabilities (note 10)	17,191	27,152
Current liabilities	963,218	765,392
Non-current liabilities:
Long-term debt (note 8)	2,146,417	2,323,601
Lease obligations (note 9)	618,800	624,718
Other long-term liabilities (note 10)	193,749	327,491
Deferred income tax liabilities (note 16)	212,705	213,392
Non-current liabilities	3,171,671	3,489,202
Equity:
Capital stock, 25,000,000 authorized preferred shares without nominal or par value; Unlimited authorization of common shares without nominal or par value; Issued and outstanding common shares at December 31, 2021 were 74,774,087 (2020 - 76,201,980)	432,728	440,723
Contributed surplus	1,928	1,873
Retained earnings	1,251,640	843,606
Accumulated other comprehensive loss	(2,720)	(137,102)
Shareholders’ equity	1,683,576	1,149,100
Non-controlling interests	271,155	292,357
Total equity	1,954,731	1,441,457
Equity and liabilities	$ 6,089,620	$ 5,696,051